Contingency and Capital Commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Capital commitments [abstract]
Contractual commitments to acquire property, plant and equipment	¥ 66,889	¥ 62,027
Contractual commitments to acquire intangible assets	¥ 129	¥ 0